Leases - Lessor: Net Investment in Leases (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Mar. 31, 2019
Schedule Of Net Investment In Direct Financing And Sales Type Lease [Abstract]
Lease receivables	¥ 1,108,611
Unguaranteed residual value	29,325
Initial direct costs	4,403
Total	¥ 1,142,339	¥ 0